Schedule of investments
Delaware Ivy VIP Smid Cap Core
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.10%
Basic Materials — 8.15%
Beacon Roofing Supply †	26,366	$ 1,551,639
Boise Cascade	21,695	1,372,209
Huntsman	95,699	2,618,325
Kaiser Aluminum	13,764	1,027,207
Minerals Technologies	31,175	1,883,594
Reliance Steel & Aluminum	15,160	3,892,178
Westrock	32,578	992,652
Worthington Industries	29,228	1,889,590
		15,227,394
Business Services — 5.44%
ABM Industries	28,629	1,286,587
Aramark	55,478	1,986,112
ASGN †	19,483	1,610,660
Casella Waste Systems Class A †	11,760	972,082
Clean Harbors †	10,339	1,473,928
WillScot Mobile Mini Holdings †	60,173	2,820,910
		10,150,279
Capital Goods — 11.43%
Ameresco Class A †	15,259	751,048
Barnes Group	11,467	461,891
Carlisle	6,263	1,415,876
Chart Industries †	3,691	462,851
Coherent †	29,851	1,136,726
Federal Signal	21,331	1,156,354
Gates Industrial †	39,514	548,850
Graco	17,838	1,302,352
Jacobs Solutions	7,808	917,518
Kadant	4,154	866,192
KBR	25,425	1,399,646
Lincoln Electric Holdings	11,352	1,919,623
MasTec †	16,753	1,582,153
Quanta Services	18,598	3,099,171
Tetra Tech	8,833	1,297,656
WESCO International	13,240	2,046,110
Zurn Elkay Water Solutions	45,933	981,129
		21,345,146
Consumer Discretionary — 6.19%
BJ's Wholesale Club Holdings †	21,667	1,648,209
Dick's Sporting Goods	19,675	2,791,686
Five Below †	11,481	2,364,742
Malibu Boats Class A †	25,301	1,428,241
Steven Madden	56,874	2,047,464
Tractor Supply	5,464	1,284,258
		11,564,600
Consumer Services — 2.42%
Brinker International †	26,357	1,001,566
Jack in the Box	9,190	804,952
Texas Roadhouse	14,105	1,524,186
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services (continued)
Wendy's	54,418	$ 1,185,224
		4,515,928
Consumer Staples — 3.02%
Casey's General Stores	11,313	2,448,812
Helen of Troy †	4,517	429,883
J & J Snack Foods	9,512	1,409,868
YETI Holdings †	33,767	1,350,680
		5,639,243
Credit Cyclicals — 3.69%
BorgWarner	34,917	1,714,774
Dana	43,260	651,063
KB Home	18,126	728,303
La-Z-Boy	29,547	859,227
Taylor Morrison Home †	26,147	1,000,384
Toll Brothers	32,222	1,934,286
		6,888,037
Energy — 4.44%
Chesapeake Energy	34,315	2,609,313
Diamondback Energy	17,783	2,403,728
Liberty Energy	256,003	3,279,398
		8,292,439
Financials — 13.00%
Axis Capital Holdings	30,268	1,650,211
Columbia Banking System	62,656	1,342,091
East West Bancorp	40,576	2,251,968
Essent Group	39,076	1,564,994
Hamilton Lane Class A	15,953	1,180,203
Kemper	30,550	1,669,863
NMI Holdings Class A †	38,214	853,319
Primerica	17,895	3,082,235
Raymond James Financial	15,815	1,475,065
Reinsurance Group of America	14,180	1,882,537
SouthState	19,815	1,412,017
Stifel Financial	32,452	1,917,589
Valley National Bancorp	121,324	1,121,034
Webster Financial	45,381	1,788,919
WSFS Financial	29,022	1,091,517
		24,283,562
Healthcare — 12.47%
Amicus Therapeutics †	79,750	884,428
Azenta †	17,625	786,428
Bio-Techne	19,136	1,419,700
Blueprint Medicines †	19,100	859,309
Catalent †	17,834	1,171,872
Encompass Health	26,203	1,417,582
Exact Sciences †	14,588	989,212
Halozyme Therapeutics †	39,135	1,494,566
ICON †	6,758	1,443,441
NQ-IV087 [3/23] 5/23 (2913006)    1

Schedule of investments
Delaware Ivy VIP Smid Cap Core   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Insmed †	42,812	$ 729,945
Inspire Medical Systems †	7,497	1,754,823
Ligand Pharmaceuticals †	12,374	910,231
Natera †	26,124	1,450,405
Neurocrine Biosciences †	17,341	1,755,256
OmniAb †	52,049	191,540
OmniAb 12.5 =, †	3,816	0
OmniAb 15 =, †	3,816	0
QuidelOrtho †	9,881	880,298
Repligen †	9,354	1,574,839
Shockwave Medical †	7,707	1,671,109
Supernus Pharmaceuticals †	33,049	1,197,365
Ultragenyx Pharmaceutical †	17,487	701,229
		23,283,578
Media — 2.07%
IMAX †	57,331	1,099,609
Interpublic Group	48,829	1,818,392
Nexstar Media Group	5,473	944,968
		3,862,969
Real Estate Investment Trusts — 7.04%
Brixmor Property Group	82,725	1,780,242
Camden Property Trust	14,722	1,543,455
DiamondRock Hospitality	73,585	598,246
EastGroup Properties	7,725	1,277,097
First Industrial Realty Trust	36,559	1,944,939
Kite Realty Group Trust	76,082	1,591,635
Life Storage	19,967	2,617,474
Pebblebrook Hotel Trust	52,755	740,680
Physicians Realty Trust	71,111	1,061,687
		13,155,455
Technology — 13.57%
Blackline †	6,963	467,565
Box Class A †	17,471	468,048
Dynatrace †	24,602	1,040,665
ExlService Holdings †	15,754	2,549,470
Guidewire Software †	12,025	986,651
MACOM Technology Solutions Holdings †	19,790	1,401,924
MaxLinear †	32,733	1,152,529
ON Semiconductor †	11,852	975,657
Paycom Software †	1,596	485,200
Procore Technologies †	15,714	984,168
PTC †	18,127	2,324,425
Q2 Holdings †	24,721	608,631
Rapid7 †	13,678	627,957
Regal Rexnord	8,968	1,262,067
Semtech †	37,032	893,952
Silicon Laboratories †	7,773	1,360,975
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Smartsheet Class A †	21,438	$ 1,024,736
Sprout Social Class A †	8,755	533,004
SS&C Technologies Holdings	11,006	621,509
Tyler Technologies †	963	341,518
Varonis Systems †	31,449	817,989
WNS Holdings ADR †	25,491	2,374,996
Yelp †	28,876	886,493
Ziff Davis †	14,841	1,158,340
		25,348,469
Transportation — 3.38%
Allegiant Travel †	8,235	757,455
Kirby †	24,226	1,688,552
Knight-Swift Transportation Holdings	34,392	1,945,900
Werner Enterprises	42,380	1,927,866
		6,319,773
Utilities — 1.79%
Black Hills	26,636	1,680,732
Spire	23,752	1,665,965
		3,346,697
Total Common Stocks (cost $193,607,519)		183,223,569

Short-Term Investments — 2.02%
Money Market Mutual Funds — 2.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	944,528	944,528
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	944,529	944,529
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	944,529	944,529

2    NQ-IV087 [3/23] 5/23 (2913006)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	944,529	$ 944,529
Total Short-Term Investments (cost $3,778,115)		3,778,115

Total Value of Securities—100.12% (cost $197,385,634)		$187,001,684
Liabilities Net of Receivables and Other Assets—(0.12%)		(223,958)
Net Assets Applicable to 16,283,175 Shares Outstanding—100.00%		$186,777,726

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt

NQ-IV087 [3/23] 5/23 (2913006)    3